Advance to suppliers (Details)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Advance to suppliers [Abstract]
Advance to granaries	$ 10,692,865	[1]	67,210,000	[1]	143,285,000	[1]
Others	98,401		618,505		457,755
Total Advance to suppliers	$ 10,791,266		67,828,505		143,742,755

[1]	Advance to granaries represent deposits paid but related materials and services have not been provided to the Company.